Pension and Other Postretirement Benefits - Schedule of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance	$ 406,393	$ 392,763	$ 381,964
Other income (deductions)	(17,426)	(6,030)	(10,291)
Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance	404,813	391,321	381,964
Other income (deductions)	$ (17,240)	(6,388)	(11,484)
As Reported
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance		412,187	401,724
Other income (deductions)		13,394	9,469
As Reported | Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance		410,745	401,724
Other income (deductions)		13,036	8,276
Accounting Standards Update 2015-04 | Reclassification
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance		(19,424)	(19,760)
Other income (deductions)		(19,424)	(19,760)
Accounting Standards Update 2015-04 | Reclassification | Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance		(19,424)	(19,760)
Other income (deductions)		$ (19,424)	$ (19,760)